United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 09/30/03
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 1, 2003
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      $194,251
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    4,013,000  254,740.00 X                                  9,950  56,400 188,390
BERKLEY WR CORP          COM       084423102    6,531,000  190,608.00 X                                  6,825  42,937 140,846
CARDINAL HEALTH          COM       14149Y108   12,975,000  222,213.00 X                                  6,875  46,450 168,888
CHOICEPOINT              COM       170388102   11,015,000  328,790,00 X                                  9,625  69,050 250,115
CHUBB                    COM       171232101   10,346,000  159,461.00 X                                  4,400  37,296 117,765
DEVON ENERGY CO          COM       25179M103    9,492,000  196,957.00 X                                  5,575  40,955 150,427
EXPRESS SCRIPTS          COM       302182100   34,312,000  561,469.00 X                                 15,400 120,350 425,719
INTL SPEEDWAY CL A       COM       460335201    9,168,000  208,879.00 X                                  6,450  48,603 153,826
IRON MOUNTAIN            COM       462846106    8,544,000  237,989.00 X                                  7,184  52,882 177,923
KOHLS CORP               COM       500255104   13,156,000  245,895.00 X                                  7,625  52,475 185,795
LINCARE HOLDINGS         COM       532791100    6,611,000  180,576.00 X                                  4,925  36,125 139,526
MOHAWK IND INC           COM       608190104    6,570,000   92,120.00 X                                  2,900  21,050  68,170
NAVIGATORS GROUP         COM       638904102    9,100,000  279,984.00 X                                  8,675  48,500 222,809
PERFORMANCE FOOD GRP     COM       713755106   14,559,000  357,445.00 X                                 10,450  77,450 269,545
   COLUMN TOTALS                              156,392,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
STRAYER EDUCATION        COM       863236105   14,041,000  145,197.00 X                                 4,900  30,381  109,916
WEIGHT WATCHERS          COM       948626106    7,598,000  182,625.00 X                                 5,575  37,725  139,325
ZEBRA TECHNOLOGIES       COM       989107105   11,862,000  230,401.00 X                                 7,260  51,082  172,059
   COLUMN TOTALS                               33,501,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     306,000    8,659.00  X                                                 8,659
FRANKLIN INC FD C        MF        353496805     134,000   58,918.00  X                                                58,918
FRANKLIN TAX FREE TR     MF        354723645     222,000   17,730.00  X                                                17,730
LARGE CAP VALUE INDEX    MF        464287408     933,000   19,166.00  X                                        12,916   6,250
S&P 500 INDEX            MF        464287200     921,000    9,210.00  X                                         6,025   3,185
S&P MIDCAP 400 INDEX     MF        464287507   1,070,000   10,481.00  X                                         7,946   2,535
SELIGMAN TAX FREE MO     MF        816346878     451,000   56,727.00  X                                                56,727
TWEEDY BROWN GLBL VAL    MF        901165100     321,000   17,878.00  X                                        15,103   2,775
   COLUMN TOTALS                               4,358,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             189,893,000
TOTAL MUTUAL FUNDS                               4,358,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                               194,251,000